Trade payables and bills payable - Summary of Aged Analysis of Trade and Bills Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [Line Items]
Trade and bills payable	¥ 2,454	¥ 3,220
Within 90 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	2,338	2,868
91 to 180 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	6	35
181 to 365 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	16	109
1 to 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	15	111
Over 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	¥ 79	¥ 97